SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
SCHEDULE OF SUMMARY INFORMATION BY SEGMENT

The following tables present summary information by segment for the fiscal years ended September 30, 2022, 2021, and 2020, respectively:

	For the Fiscal Year Ended September 30, 2022
	Cash rebate services	Digital advertising services	Payment solution services	Total
Revenue	$10,562	$7,174,050	$9,575	$7,194,187
Operating costs	654,687	1,714,759	130,480	2,243,750
Income (loss) from operations	(671,052)	5,742,132	(120,642)	4,950,437
Income tax expense	609,983	797,462	4	1,407,449
Net income (loss)	(1,280,751)	5,003,684	(120,568)	3,602,365
Capital expenditure	$1,527	$398,421	$735,981	$1,135,929
Total assets	$11,862,705	$12,873,793	$305,919	$25,042,418

	For the Fiscal Year Ended September 30, 2021
	Cash rebate services	Digital advertising services	Payment solution services	Total
Revenue	$6,214	$3,158,520	$1,494	$3,166,228
Operating costs	387,537	581,813	56,989	1,026,339
Income (loss) from operations	(381,323)	2,576,707	(55,495)	2,139,889
Income tax expense	-	692,405	-	692,405
Net income (loss)	(381,157)	1,884,302	(55,495)	1,447,650
Capital expenditure	$-	$5,203	$-	$5,203
Total assets	$162,355	$3,716,568	$136,212	$4,015,135

	For the Fiscal Year Ended September 30, 2020
	Cash rebate services	Digital advertising services	Payment solution services	Total
Revenue	$718	$153,145	$-	$153,863
Operating costs	237,579	106,447	-	344,026
Income (loss) from operations	(236,861)	46,698	-	(190,163)
Income tax expense	-	14,991	-	14,991
Net income (loss)	(236,861)	31,707	-	(205,154)
Capital expenditure	$-	$8,198	$-	$8,198
Total assets	$367,883	$296,018	$-	$663,901